DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS (Details Narrative) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended
	Jun. 11, 2012	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2013 Warrants	Jun. 30, 2013 Gemini Master Fund - Senior Convertible Note II	Mar. 31, 2013 Gemini Master Fund - Senior Convertible Note II	Jun. 26, 2013 Secured Notes	Jun. 30, 2013 Secured Notes	Mar. 31, 2013 Secured Notes
Volatility Rate				92.10%		139.60%	50.00%			83.40%
Discount Rate				100.00%						100.00%
Dividend Yield				0.00%		0.00%	0.00%			0.00%
Expected Term				0 years 3 months		5 years	0 years 5 months			0 years 6 months
Risk Free Interest Rate				0.07%		1.41%	0.02%			0.10%
Estimated Fair Value of Embedded Conversion Feature, at issuance	$ 169,455			$ 162,456				$ 287,600	$ 100,819		$ 169,455
Estimated Fair Value of Anti-Dilution Feature, at issuance	23,909			50,545				58,800	10,000		23,909
Original fair value of embedded conversion feature, per share						$ 0.1370				$ 0.0493
Down-round protection derivative, per share						$ 0.0706				$ 0.2248
Number of potential conversion shares						13,004,316				13,004,316
Down-round Protection Derivative, at fair value		641,113		50,545		918,105
Gain/(Loss) on the convertible feature liability								(1,397,291)			7,000
Change in Fair Value of Conversion Feature Liability		61,637	(1,735,309)	(1,390,292)				96,309			26,636
Carrying Value of Embedded Conversion Feature, at end of period											162,456
Carrying Value of Anti-Dilution Feature, at end of period											$ 50,545